Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of unrealized holding losses and fair value of held to maturity securities

Fair Value as of March 31, 2023
Cash	$116,571,577

$116,571,577

Fair Value as of December 31, 2022
Money Market Funds	$349,927,313

$349,927,313

	Amortized Cost and Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2022
Cash	$—	$—	$—	$—
Money Market Funds	349,927,313	—	—	349,927,313

	$349,927,313	$—	$—	$349,927,313

	Amortized Cost and Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2021
Cash	$484	$—	$—	$484
U.S. Treasury Securities	345,105,197	—	(6,065)	345,099,132

	$345,105,681	$—	$(6,065)	$345,099,616

Schedule of basic and diluted net income per share for each class of ordinary share

	For the Three Months Ended March 31,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$128,361	$41,794	$1,036,225	$259,056

Denominator:
Weighted average shares outstanding	26,489,426	8,625,000	34,500,000	8,625,000

Basic and diluted net income per share	$0.00	$0.00	$0.03	$0.03

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$4,785,872	$1,196,468	$3,967,193	$1,161,457

Denominator:
Weighted average shares outstanding	34,500,000	8,625,000	28,828,767	8,440,068

Basic and diluted net income per share	$0.14	$0.14	$0.14	$0.14